Document and Entity Information	15 Months Ended
Mar. 29, 2014
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Mar. 29, 2014
Trading Symbol	crlrf
Entity Registrant Name	CRAILAR TECHNOLOGIES INC
Entity Central Index Key	0001210294
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY